Commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2016
Commitments and contingent liabilities
Capital expenditures
	March 31,
	2015	2016
	$ in thousands	$ in thousands

Construction in Xinxing, Guangdong, PRC	301	48